Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Amount Registered | shares	7,750,000
Proposed Maximum Offering Price per Unit	75.97
Maximum Aggregate Offering Price	$ 588,767,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 81,308.79
Offering Note	This Registration Statement on Form S-8 covers (i) 7,750,000 shares of common stock, par value $2.50 per share (the "Common Stock"), of Stanley Black & Decker, Inc. (the "Registrant") issuable under the Stanley Black & Decker Amended and Restated 2024 Omnibus Award Plan (the "2024 Plan") and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock that become issuable under the 2024 Plan to prevent dilution in the event of stock splits, stock dividends or similar transactions. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and is based on the average of the high and low sale prices of the Common Stock, as quoted on The New York Stock Exchange, on April 23, 2026.